Lease Commitments	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
LEASE COMMITMENTS

Lease Commitments

We lease the majority of our administration and sales offices under operating leases that expire at varying times through 2021.  Rental expense was $0.9 million in 2015, $0.5 million in 2014 and $0.4 million in 2013.  The following table reflects lease commitments as of December 31, 2015 (in thousands):

	Payments Due By Period
	2016	2017	2018	2019	2020	Thereafter	Total
Noncancelable operating leases	$1,443	$1,289	$839	$438	$171	$71	$4,251
Capital lease obligations	612	507	117	24	—	—	1,260
Leased model homes	50	—	—	—	—	—	50
Total	$2,105	$1,796	$956	$462	$171	$71	$5,561